Contingent Liabilities and Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities

	30 June 2024 US$m	31 December 2023 US$m
Contingent liabilities at reporting date
Not otherwise provided for in the financial statements:
Contingent liabilities	226	260
Guarantees	3	2

	229	262